EQUITY - February 2021 Registered Direct Offering Warrants (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
EQUITY
Change in fair value of derivative liabilities			$ (1,641,650)	$ (5,185,309)	$ (6,951,482)	$ 1,710,415
February 2021 Registered Direct Offering Warrants
EQUITY
Number of warrants outstanding	53,262		53,262		53,262	53,262
Change in fair value of derivative liabilities	$ 1,952	$ 102,568	$ 51,581	$ 514,123	$ 572,018	$ 117,713
Fair value of the derivative instrument	$ 13,962		$ 13,962		$ 65,543	$ 637,561
February 2021 Registered Direct Offering Warrants | Pre reverse split
EQUITY
Number of warrants outstanding	532,609		532,609		532,609	532,609